Short-term Investments - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Abstract]
Unrecognized holding gains on held-to-maturity investments	¥ 5,411	¥ 128
Unrealized gains on available-for-sale investments	¥ 192	¥ 1,724	¥ 209